BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2018
Business Combination
BUSINESS COMBINATION
NOTE 3 – BUSINESS COMBINATION

Acquisition in Sweden

In July 2018, the Company acquired 100% of the outstanding shares of Detact Security Solution AB. The purpose of the acquisition was to penetrate the Swedish aviation and cargo markets. Consideration of the acquisition was 9.5 million SEK ($1,063 as of December 31, 2018), of which 6.5 million SEK ($727 as of December 31, 2018) was paid in cash upon the signing of the purchase contract and 3.0 million SEK ($336 as of December 31, 2018) was held in escrow for a period of three months or longer in case of disagreement between the parties. As of December 31, 2018 the funds in the escrow account were not released to the seller.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair value.

The following represents the allocation of the purchase price as of the purchase date in SEK and the translation to United States Dollars as of the purchase date:

	SEK	U.S. Dollars
Cash	663	74
Accounts receivable	8,902	999
Other current assets	445	50
Fixed assets	1,189	133
Goodwill	9,005	1,010
Other assets	1,039	116
Total identifiable assets acquired	21,243	2,382

Notes Payables-banks	4,734	531
Accounts Payable	182	20
Other current liabilities	5,787	649
Non current liabilities	1,039	117
Total liabilities assumed	11,742	1,317

	9,501	1,065

Goodwill associated with the new acquisition of Detact Security Solution AB was 9,005 SEK ($1,007 as of December 31, 2018) and deductible for income tax purposes. The goodwill consist principally of the expectations of future earnings and profits from expanding this business. In December 2018, the Company evaluated the goodwill and concluded the goodwill should be fully impaired (see note 7).

Acquisition in Spain

In January 2018, the Company acquired 100% of the outstanding shares of Abydos Consultores de Sistemas S.L.U. The purpose of the acquisition was to increase the Company’s activities in Spain. Consideration of the acquisition was €183 ($209 as of December 31, 2018), in cash upon the signing of the purchase contract. The name of Abydos Consultores de Sistemas S.L.U. was changed into I-SEC Aviation Security S.L.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair values.

The following represents the allocation of the purchase price as of the purchase date in Euros and the translation to United States Dollars as of the purchase date:

	EUR	U.S. Dollars
Cash	29	36
Accounts receivable	142	175
Fixed assets	88	108
Other assets	11	14
Goodwill	188	232
Total identifiable assets acquired	458	565

Notes payables-banks	11	14
Accounts payable	19	23
Accrued expenses and other current liabilities	126	155
Other liabilities	119	147
Total liabilities assumed	275	339
	183	226

Goodwill associated with the acquisition of Abydos Consultores de Sistemas S.L.U. was €188 ($232 as of December 31, 2018) and is deductible for income tax purposes. The goodwill arising from this acquisition consist principally of the expectations of future earnings and profits from expending this business. In December 2018 the Company evaluated the goodwill and concluded that the goodwill should be fully impaired (see note 7).

Acquisition in Denmark

On July 19, 2017, the Company acquired 100% of the outstanding shares of Harsec A/S (“Harsec”) in Denmark. Harsec provides cargo security services in the Danish airports and is serving international parcel companies. Consideration of the acquisition for the shares was 10 million Danish Krone (“DKK”) ($1,579 as of the purchase date) in cash of which 90% was paid upon the signing of the purchase contract and 10% paid three months after that. The acquisition was done in order to expand our services to the Danish market.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair values.

The following represents the allocation of the purchase price as of the purchase rate in DKK and the translation to United States Dollars as of the purchase date:

	DKK	U.S. Dollars
Cash	3,161	499
Accounts receivable	3,219	508
Other receivables	124	20
Fixed assets	665	105
Goodwill	4,478	707
Total identifiable assets acquired	11,647	1,839

Accounts payable and accrued expenses	1,647	260
Total liabilities assumed	1,647	260

	10,000	1,579

Acquisition in Cyprus

On December 7, 2016, the Company acquired 51% of the outstanding shares of Easyserve Ltd (“New Subsidiary”) in Cyprus together with third party, which holds the additional 49% of the New Subsidiary. Consideration of the acquisition for the 100% shares included €300 ($343 as of December 31, 2018) in cash upon the signing of the purchase contract.

The Company with its New Subsidiary participated in a tender for services in Cyprus, according to the contract terms. Upon winning the tender, the Company had to pay additional €100 ($114 as of December 31, 2018). In addition, the purchase price will include a maximum of €300 ($343 as of December 31, 2018) out of the net profits of the New Subsidiary, which relate to the business of the New Subsidiary as it is presently carried out and which does not relate to the business resulting from the award of the tender or any other new business.

According to the agreement in the event that the New Subsidiary is not successful with the tender, then the seller will repay to the Company the payments made by the Company, in return the Company will transfer the shares back to the seller. As the Company was not successful with the tender, the Company committed to a plan in 2017 to cease its operations in Cyprus and in 2018 it reached an agreement with the seller to transfer the shares of the New Subsidiary back to the seller (see note 4).

The 2016 acquisition was accounted for as a purchase and, accordingly, the purchase price was allocated to the assets acquired and liabilities assumed at their fair values. The results of operations from the date of acquisition to December 31, 2016 were not significant.

The following is the allocation of the purchase price as of the purchase date:

	Euro	U.S. Dollars
Cash	300	317
Due at obtaining contract tender	100	106
Earn out liability	300	317
Total consideration given	700	740

Recognized amounts of identifiable assets acquired and liabilities assumed:

Accounts receivable	269	284
Prepaid expenses	53	56
Property and equipment	25	26
Goodwill	377	398
Other assets	84	89
Total identifiable assets acquired	808	853

Accounts payable	51	53
Accrued expenses and other liabilities	57	60
Total liabilities assumed	108	113

	700	740